BUSINESS SEGMENTS - Net Income (Details) - USD ($) $ in Millions	3 Months Ended							4 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 09, 2016	Jun. 17, 2016	Mar. 25, 2016	Dec. 30, 2016	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Segment Reporting, Reconciliation of Net Income (Loss) Segment to Consolidated [Line Items]
Segment financial results									$ 240	$ 198	$ 214
Provision for income taxes									(5)	(76)	(87)
NET INCOME	$ 112	$ 47	$ 48	$ 28	$ 41	$ 25	$ 7	$ 49	235	122	127
Operating Segments
Segment Reporting, Reconciliation of Net Income (Loss) Segment to Consolidated [Line Items]
Segment financial results									456	412	438
Operating Segments | North America
Segment Reporting, Reconciliation of Net Income (Loss) Segment to Consolidated [Line Items]
Segment financial results									442	398	416
Operating Segments | Asia Pacific
Segment Reporting, Reconciliation of Net Income (Loss) Segment to Consolidated [Line Items]
Segment financial results									(1)	2	7
Operating Segments | Europe
Segment Reporting, Reconciliation of Net Income (Loss) Segment to Consolidated [Line Items]
Segment financial results									15	12	15
Corporate and other
Segment Reporting, Reconciliation of Net Income (Loss) Segment to Consolidated [Line Items]
Segment financial results									$ (216)	$ (214)	$ (224)